Net Loss per Share - Computation of Basic and Diluted Net Loss per Share of Common Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic [Line Items]
Net loss	$ (67,415)	$ (22,571)	$ (24,365)
Accretion of redeemable convertible preferred stock	(18)	(49)	(50)
Deemed dividend to investors in relation to the tender offer			(8,326)
Net loss attributable to common stockholders	(67,433)	(22,620)	(32,741)
Basic shares:
Weighted-average common shares outstanding	54,383
Weighted-average common shares subject to repurchase	(812)
Weighted-average common shares used to compute basic net loss per share	53,571
Diluted shares:
Weighted-average common shares used to compute diluted net loss per share	53,571
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic and diluted	$ (1.26)	$ (1.04)	$ (1.67)
Class A
Earnings Per Share Basic [Line Items]
Net loss		(10,290)	(12,104)
Accretion of redeemable convertible preferred stock		(22)	(25)
Deemed dividend to investors in relation to the tender offer			(4,136)
Net loss attributable to common stockholders		(10,312)	(16,265)
Basic shares:
Weighted-average common shares outstanding		9,881	9,881
Weighted-average common shares subject to repurchase			(130)
Weighted-average common shares used to compute basic net loss per share		9,881	9,751
Diluted shares:
Weighted-average common shares used to compute diluted net loss per share		9,881	9,751
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic and diluted		$ (1.04)	$ (1.67)
Class B
Earnings Per Share Basic [Line Items]
Net loss		(12,281)	(12,261)
Accretion of redeemable convertible preferred stock		(27)	(25)
Deemed dividend to investors in relation to the tender offer			(4,190)
Net loss attributable to common stockholders		$ (12,308)	$ (16,476)
Basic shares:
Weighted-average common shares outstanding		12,964	12,153
Weighted-average common shares subject to repurchase		(1,171)	(2,275)
Weighted-average common shares used to compute basic net loss per share		11,793	9,878
Diluted shares:
Weighted-average common shares used to compute diluted net loss per share		11,793	9,878
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic and diluted		$ (1.04)	$ (1.67)